Consolidated Statements of Comprehensive Income (Loss) (OneMain Holdings, Inc) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 243	$ (93)	$ 589
OneMain Holdings, Inc. [Member]
Net income (loss)	243	(93)	589
Other comprehensive income (loss):
Net change in unrealized gains (losses) on non-credit impaired available-for-sale securities	36	(28)	20
Retirement plan liabilities adjustments	22	(9)	(50)
Foreign currency translation adjustments	4	(6)	0
Income tax effect:
Net unrealized (gains) losses on non-credit impaired available-for-sale securities	(13)	10	(7)
Retirement plan liabilities adjustments	(7)	3	17
Foreign currency translation adjustments	(1)	2	0
Other comprehensive income (loss), net of tax, before reclassification adjustments	41	(28)	(20)
Reclassification adjustments included in net income (loss):
Net realized gains on available-for-sale securities	(15)	(12)	(8)
Net realized gain on foreign currency translation adjustments	(4)	0	0
Income tax effect:
Net realized gains on available-for-sale securities	5	4	3
Reclassification adjustments included in net income (loss), net of tax	(14)	(8)	(5)
Other comprehensive income (loss), net of tax	27	(36)	(25)
Comprehensive income (loss)	270	(129)	564
Comprehensive income attributable to non-controlling interests	28	127	126
Comprehensive income (loss) attributable to OneMain Holdings, Inc.	$ 242	$ (256)	$ 438